AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Principal Amount	Value
Corporate Bonds and Notes - 54.5%
Financials - 12.1%
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	$1,195,000	$948,817
American Tower Corp.
4.400%, 02/15/26	1,900,000	1,839,558
Bank of America Corp.
(3.559% to 04/23/26 then 3 month SOFR + 1.322%), 3.559%, 04/23/27[1,3]	3,272,000	3,069,716
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[1,3]	2,775,000	2,150,485
The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3,4]	4,100,000	3,946,497
Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 month SOFR + 4.167%), 5.950%, 05/15/25[1,2,3,4]	1,550,000	1,478,919
Crown Castle, Inc.
4.000%, 03/01/27	2,300,000	2,159,237
First-Citizens Bank & Trust Co.
6.125%, 03/09/28	2,825,000	2,805,933
The Goldman Sachs Group, Inc.
6.750%, 10/01/37	1,850,000	1,873,397
Huntington Bancshares, Inc.
(4.443% to 08/04/27 then SOFR + 1.970%), 4.443%, 08/04/28[1,3,4]	2,430,000	2,244,541
JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	4,929,000	4,318,229
Morgan Stanley
3.950%, 04/23/27	2,200,000	2,043,415
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[1,3]	2,948,000	2,727,325
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[1,3,4]	2,386,000	2,163,742
SBA Communications Corp.
3.875%, 02/15/27	2,950,000	2,703,013
SLM Corp.
3.125%, 11/02/26[4]	3,365,000	2,918,780
4.200%, 10/29/25	838,000	784,125
Starwood Property Trust, Inc.
4.750%, 03/15/25	1,700,000	1,625,363
Truist Financial Corp., MTN
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[1,3,4]	2,288,000	2,153,518
US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[1,3]	2,350,000	2,287,443
	Principal Amount	Value

Wells Fargo & Co.
Series U, 5.875%, 06/15/25[2,3]	$3,400,000	$3,333,971
Weyerhaeuser Co.
6.875%, 12/15/33	2,600,000	2,699,985

Total Financials		52,276,009
Industrials - 40.8%
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	1,700,000	1,368,708
AECOM
5.125%, 03/15/27	1,650,000	1,562,722
Air Canada (Canada)
3.875%, 08/15/26[5]	1,200,000	1,089,070
Air Products and Chemicals, Inc.
2.700%, 05/15/40	1,950,000	1,336,486
4.800%, 03/03/33[4]	1,421,000	1,363,256
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[4,5]	5,150,000	4,556,792
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	2,200,000	1,907,241
APi Group DE, Inc.
4.125%, 07/15/29[5]	1,275,000	1,071,440
Aramark Services, Inc.
5.000%, 02/01/28[5]	3,120,000	2,885,480
Ashtead Capital, Inc.
1.500%, 08/12/26[5]	3,536,000	3,111,354
AT&T, Inc.
4.300%, 02/15/30	2,200,000	2,003,323
Ball Corp.
2.875%, 08/15/30	3,625,000	2,872,429
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	2,819,000	2,648,751
BWX Technologies, Inc.
4.125%, 06/30/28[5]	1,225,000	1,083,029
Campbell Soup Co.
2.375%, 04/24/30	2,680,000	2,170,900
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, 05/01/26[5]	2,000,000	1,931,843
Celanese US Holdings LLC
6.550%, 11/15/30	4,449,000	4,353,926
Centene Corp.
3.375%, 02/15/30	3,650,000	3,044,363
CF Industries, Inc.
5.150%, 03/15/34	1,170,000	1,075,436
Cisco Systems, Inc.
5.500%, 01/15/40	1,400,000	1,377,174
Clean Harbors, Inc.
4.875%, 07/15/27[5]	2,520,000	2,374,689
Clearwater Paper Corp.
4.750%, 08/15/28[5]	1,950,000	1,666,743
Cogent Communications Group, Inc.
3.500%, 05/01/26[5]	3,365,000	3,108,251

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 40.8% (continued)
Comcast Corp.
4.650%, 02/15/33[4]	$3,467,000	$3,245,859
CommonSpirit Health
3.347%, 10/01/29	1,950,000	1,702,365
Crowdstrike Holdings, Inc.
3.000%, 02/15/29	1,285,000	1,082,326
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	2,850,000	2,679,000
Dell International LLC/EMC Corp.
8.100%, 07/15/36	972,000	1,087,370
Dell, Inc.
7.100%, 04/15/28	2,750,000	2,911,077
Delta Air Lines, Inc.
7.375%, 01/15/26	2,600,000	2,631,343
Discovery Communications LLC
3.950%, 03/20/28	2,047,000	1,864,859
Eastman Chemical Co.
5.750%, 03/08/33	4,810,000	4,595,893
FMG Resources August 2006 Pty, Ltd. (Australia)
4.500%, 09/15/27[5]	2,750,000	2,488,750
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,725,000	1,584,567
Freeport-McMoRan, Inc.
4.625%, 08/01/30	2,961,000	2,667,793
Graphic Packaging International LLC
3.500%, 03/01/29[5]	2,850,000	2,405,799
Hasbro, Inc.
3.900%, 11/19/29	3,120,000	2,760,009
HB Fuller Co.
4.250%, 10/15/28	3,150,000	2,779,560
HCA, Inc.
3.500%, 09/01/30	3,050,000	2,580,378
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	2,600,000	2,366,201
The Home Depot, Inc.
5.875%, 12/16/36	1,450,000	1,494,134
Howmet Aerospace, Inc.
6.875%, 05/01/25	1,550,000	1,556,067
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	4,293,000	4,067,752
KB Home
4.800%, 11/15/29	1,222,000	1,075,360
6.875%, 06/15/27	1,751,000	1,751,098
Kraft Heinz Foods Co.
4.625%, 10/01/39	2,480,000	2,094,742
Lamar Media Corp.
4.875%, 01/15/29[4]	3,250,000	2,941,250
Merck & Co., Inc.
1.900%, 12/10/28	4,960,000	4,231,561
	Principal Amount	Value

Methanex Corp. (Canada)
5.125%, 10/15/27	$1,205,000	$1,111,580
Microsoft Corp.
2.525%, 06/01/50	2,450,000	1,491,791
MSCI, Inc.
3.250%, 08/15/33[5]	2,015,000	1,550,843
Mueller Water Products, Inc.
4.000%, 06/15/29[5]	3,000,000	2,612,717
Murphy Oil USA, Inc.
4.750%, 09/15/29	3,250,000	2,930,265
Novelis Corp.
3.250%, 11/15/26[4,5]	3,175,000	2,835,581
Owens Corning
7.000%, 12/01/36[6]	1,800,000	1,899,782
Parker-Hannifin Corp.
3.250%, 06/14/29	1,900,000	1,687,761
Penske Automotive Group, Inc.
3.500%, 09/01/25	2,000,000	1,892,574
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[5]	2,800,000	2,716,471
PulteGroup, Inc.
6.000%, 02/15/35	2,050,000	1,971,302
Sensata Technologies, B.V. (Netherlands)
4.000%, 04/15/29[5]	1,275,000	1,097,900
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[5]	3,000,000	2,253,021
Sonoco Products Co.
2.850%, 02/01/32	3,682,000	2,932,807
Sysco Corp.
2.400%, 02/15/30	3,975,000	3,273,713
Teleflex, Inc.
4.250%, 06/01/28[5]	3,100,000	2,773,105
Tenet Healthcare Corp.
4.875%, 01/01/26	3,250,000	3,113,596
Toll Brothers Finance Corp.
4.875%, 03/15/27	3,250,000	3,112,859
Travel + Leisure Co.
5.650%, 04/01/24[6]	2,300,000	2,285,073
Twilio, Inc.
3.625%, 03/15/29	600,000	502,286
3.875%, 03/15/31[4]	2,194,000	1,783,904
United Parcel Service, Inc.
6.200%, 01/15/38[4]	1,500,000	1,602,276
United Rentals North America, Inc.
3.875%, 02/15/31	3,400,000	2,828,136
Verizon Communications, Inc.
3.875%, 02/08/29	4,908,000	4,494,486
VMware, Inc.
3.900%, 08/21/27	3,200,000	2,981,153

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 40.8% (continued)
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	$2,520,000	$1,805,372
Walmart, Inc.
4.050%, 06/29/48	1,850,000	1,516,441
Western Digital Corp.
4.750%, 02/15/26	1,916,000	1,825,657
Yum! Brands, Inc.
3.625%, 03/15/31	3,050,000	2,510,683

Total Industrials		176,001,654
Utilities - 1.6%
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	4,635,000	3,394,518
Northern States Power Co.
2.900%, 03/01/50	5,365,000	3,283,732

Total Utilities		6,678,250

Total Corporate Bonds and Notes (Cost $267,059,911)		234,955,913
Asset-Backed Securities - 0.2%
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A4 0.530%, 10/15/26 (Cost $796,953)	858,000	795,992

Municipal Bonds - 6.3%
California Health Facilities Financing Authority 4.190%, 06/01/37	3,500,000	3,029,514
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,300,000	2,706,185
Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	2,380,694	2,291,059
Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	843,494
JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	2,778,648
Los Angeles Unified School District, School Improvements, Build America Bonds 5.750%, 07/01/34	3,225,000	3,250,971
Massachusetts School Building Authority, Series B, 1.753%, 08/15/30	4,500,000	3,694,018
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,550,000	3,749,381
Port Authority of New York & New Jersey 6.040%, 12/01/29	2,000,000	2,071,680
University of California, Series BI 1.697%, 05/15/29	3,650,000	3,027,496

Total Municipal Bonds (Cost $33,287,322)		27,442,446
	Principal Amount	Value

U.S. Government and Agency Obligations - 37.8%
Fannie Mae - 16.1%
FNMA
3.500%, 02/01/35 to 02/01/51	$36,290,256	$32,602,216
4.000%, 07/01/44 to 01/01/51	22,193,748	20,134,804
4.500%, 05/01/48 to 06/01/49	6,244,116	5,876,020
5.000%, 05/01/50	2,860,406	2,744,612
5.500%, 11/01/52	8,492,317	8,307,002

Total Fannie Mae		69,664,654
Freddie Mac - 10.5%
FHLMC
2.000%, 03/01/36	7,971,531	6,851,576
3.000%, 04/01/51	15,657,441	12,987,538
3.500%, 02/01/50	8,843,853	7,783,558
4.500%, 10/01/48 to 12/01/48	9,377,996	8,771,654
5.500%, 07/01/53	9,061,761	8,784,712

Total Freddie Mac		45,179,038
Ginnie Mae - 0.5%
GNMA
Series 2023-111, Class FD (SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 6.314%, 08/20/53[3]	2,147,824	2,118,230
U.S. Treasury Obligations - 10.7%
U.S. Treasury Bonds
1.250%, 05/15/50	4,625,000	2,182,061
1.875%, 02/15/51	15,247,000	8,545,467
2.250%, 05/15/41	18,309,000	12,561,690
2.500%, 02/15/46	2,096,000	1,406,612
3.125%, 05/15/48	10,968,000	8,213,147
3.500%, 02/15/39	7,727,000	6,675,102
5.000%, 05/15/37	2,221,000	2,306,370
U.S. Treasury Notes
4.000%, 02/29/28	4,230,000	4,120,615

Total U.S. Treasury Obligations		46,011,064

Total U.S. Government and Agency Obligations (Cost $201,517,202)		162,972,986
Short-Term Investments - 3.5%
Joint Repurchase Agreements - 3.1%[7]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $3,335,857 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $3,401,046)	3,334,359	3,334,359
Industrial and Commercial Bank of China Financial Services LLC, dated 09/29/23, due 10/02/23, 5.330% total to be received $3,324,206 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/31/23 - 02/15/53, totaling $3,389,185)	3,322,730	3,322,730

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Joint Repurchase Agreements - 3.1%[7] (continued)
Mirae Asset Securities USA, Inc., dated 09/29/23, due 10/02/23, 5.370% total to be received $3,335,851 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.449%, 02/15/25 - 04/20/71, totaling $3,402,568)	$3,334,359	$3,334,359
Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $215,242 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $219,448)	215,145	215,145
State of Wisconsin Investment Board, dated 09/29/23, due 10/02/23, 5.380% total to be received $3,403,932 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/25 - 02/15/51, totaling $3,470,457)	3,402,407	3,402,407

Total Joint Repurchase Agreements		13,609,000
	Principal Amount	Value

Repurchase Agreements - 0.4%
Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $1,708,733 (collateralized by a U.S. Treasury, 3.250%, 05/15/42, totaling $1,742,163)	$1,708,000	$1,708,000

Total Short-Term Investments (Cost $15,317,000)		15,317,000
Total Investments - 102.3% (Cost $517,978,388)		441,484,337
Other Assets, less Liabilities - (2.3)%		(10,115,723)
Net Assets - 100.0%		$431,368,614

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $22,890,371 or 5.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $43,612,878 or 10.1% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$234,955,913	—	$234,955,913
Asset-Backed Securities	—	795,992	—	795,992
Municipal Bonds†	—	27,442,446	—	27,442,446
U.S. Government and Agency Obligations†	—	162,972,986	—	162,972,986
Short-Term Investments
Joint Repurchase Agreements	—	13,609,000	—	13,609,000
Repurchase Agreements	—	1,708,000	—	1,708,000
Total Investments in Securities	—	$441,484,337	—	$441,484,337

†	All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$22,890,371	$13,609,000	$11,029,114	$24,638,114
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.400%	01/15/24-02/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.